Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Taxes at Statutory Income Tax Rates

The following is the statutory rates which apply to the Company

	For the years ending March 31,
	2019	2018	2017
Income Tax Statutory income Tax Rates
United States	21.00%	21.00%	35.00%
Canada	26.50%	26.50%	26.50%

The reconciliation of income taxes at statutory income tax rates (Canada - 26.5%) to the income tax expense is as follows:

	For the years ending March 31,
	2019	2018	2017

Loss before income taxes	$(1,471,000)	$(1,541,000)	$(1,570,000)
Expected income recovery based on statutory rate	(390,000)	(408,000)	(416,000)
Adjustment to expected income tax benefit
Stock based compensation	-	23,000	-
Permanent differences	2,000	2,000	3,000
Change in benefit of tax assets not recognized	388,000	383,000	413,000
Deferred income tax provision (recovery)	-	-	-

Schedule of Deferred Tax Assets

Deferred tax asset components as of March 31, 2019 and 2018 is as follows:

	As of March 31,
	2019	2018

Non-capital loss carry-forwards	$21,730,000	$22,586,000
Property and Equipment	1,888,000	1,769,000
Net deferred tax asset	$24,879,000	$24,355,000

Schedule of Non-capital Losses

The Company has non-capital losses which may, under certain circumstances, be applied against future taxable income and which expire as follows:

2026	$110,000
2027	11,000
2028	33,000
2029	5,000
2030	1,209,000
2031	1,537,000
2032	1,073,000
2033	3,047,000
2034	3,800,000
2035	4,556,000
2036	3,969,000
2037	685,000
2038	629,000
2039	1,086,000
$21,730,000